S-K 1603(a) SPAC Sponsor	Apr. 08, 2026
SPAC Sponsor, Compensation [Line Items]
SPAC Sponsor Name	Subversive Bitcoin Sponsor LLC
SPAC Sponsor Business, General Character [Text Block]	the event we seek to complete our initial business combination with a company that is affiliated with our sponsor, officers or directors, we, or a committee of independent directors, will obtain an opinion from an independent entity that commonly renders valuation opinions that our initial business combination is fair to our company from a financial point of view.
SPAC Sponsor Form of Organization	Limited Liability Company
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Table Text Block]

Pursuant to a letter agreement to be entered with us, each of our sponsor, directors and officers has agreed to restrictions on its ability to transfer, assign, or sell the founder shares, convertible promissory note, placement units, and such other securities as summarized in the table below. In addition to the restrictions set forth below, up to 375,000 Class B ordinary shares are subject to forfeiture to the extent the over-allotment option is not exercised. Further, in the event of a transfer of sponsor membership interests by members of our sponsor or their affiliates, there will be an indirect transfer of the founder shares, the convertible promissory note and the underlying placement units held by our sponsor. While there are currently no circumstances or arrangements contemplated under which our sponsor, its members or affiliates, directors or officers could indirectly transfer ownership of securities owned by our sponsor through transfers of sponsor membership interests, such transfers are not prohibited. See “Risk Factors — Risks Relating to our Sponsor and Management Team — The ownership interest of our sponsor may change, and our sponsor may divest its ownership interest in us before identifying a business combination, which could deprive us of key personnel and advisors” on page 73.

Subject Securities	Transfer Restrictions	Natural Persons and Entities Subject to Restrictions	Exceptions to Transfer Restrictions
Founder Shares and any Class A ordinary shares issuable upon conversion of Founder Shares

Agreement not to (a) sell, offer to sell, contract or agree to sell, hypothecate, pledge, grant any option to purchase or otherwise dispose of or agree to dispose of, directly or indirectly, or establish or increase a put equivalent position or liquidation with respect to or decrease a call equivalent position within the meaning of Section 16 of the Exchange Act and the rules and regulations of the SEC promulgated thereunder with respect to, any security, (b) enter into any swap or other arrangement that transfers to another, in whole or in part, any of the economic consequences of ownership of any security, whether any such transaction is to be settled by delivery of such securities, in cash or otherwise, or (c) publicly announce any intention to effect any transaction specified in clause (a) or (b) (each of the foregoing, a “Transfer”) until the earlier of (A) one year after the completion of our initial business combination or earlier if, subsequent to our initial business combination, the closing price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period, provided such release shall not occur earlier than 180 days after our initial business combination and (B) the date following the completion of our initial business combination on which we complete a liquidation, merger, share exchange or other similar transaction that results in all of our shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property

Further, from the effective date of this offering and ending 180 days thereafter, no Transfer of any founder shares or Class A ordinary shares issuable upon conversion of

Our sponsor, officers, directors and director nominees, if any

Transfers permitted (a) to (1) the sponsor’s or the underwriters’, stockholders, partners, members or other, (2) our shareholders existing prior to this offering, or the directors or officers of us, or the sponsor, (3) any affiliates or family members of the directors or officers of us, the sponsor, the underwriters, or the sponsor’s or the underwriters’ respective stockholders, members, partners or other equity holders, (4) any members or partners of the sponsor or the sponsor’s members, or their respective affiliates, or any affiliates of the sponsor, the sponsor’s members, or any employees of such affiliates; (b) in the case of an individual, as a gift to such person’s immediate family or to a trust, the beneficiary of which is a member of such person’s immediate family, an affiliate of such person or to a charitable organization; (c) in the case of an individual, by virtue of laws of descent and distribution upon death of such person; (d) in the case of an individual, pursuant to a qualified domestic relations order; (e) in the case of a trust by distribution to one or more permissible beneficiaries of such trust; (f) by private sales or transfers made in connection with any forward purchase agreement or similar arrangement, in connection with an extension of the completion window or in connection with the consummation of a business combination at prices no greater than the price at which the securities were originally purchased; (g) to us for no value for cancellation in connection with the consummation of the initial business combination; (h) in the event of our liquidation prior to our consummation of our initial business combination; (i) by virtue of the laws of the jurisdiction of the holder’s incorporation or organization, or the holder’s governing documents,

Subject Securities	Transfer Restrictions	Natural Persons and Entities Subject to Restrictions	Exceptions to Transfer Restrictions
founder shares without the prior written consent of Jefferies.

upon dissolution of the holder; and (j) in the event that, subsequent to our consummation of an initial business combination, we complete a liquidation, merger, share exchange or other similar transaction which results in all of our shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property; provided, however, that in the case of clauses (a) through (f) and (i) these permitted transferees must enter into a written agreement agreeing to be bound by these transfer restrictions and the other restrictions contained in the letter agreement.

Convertible Promissory Note, Placement Units, Placement Shares, Placement Warrants, Working Capital Units, Working Capital Warrants, Working Capital Shares, and any Class A ordinary shares issuable upon exercise of Placement Warrants, Working Capital Warrants

No Transfer until 30 days after the completion of our initial business combination.

Further, from the effective date of this offering and ending 180 days thereafter, no Transfers without the prior written consent of Jefferies.

		Our sponsor, officers, directors and director nominees, if any, and the underwriters	Same as above.

SPAC Sponsor, Terms That Would Result in Earlier Expiration of Restrictions [Text Block]

Up to 375,000 of the founder shares will be surrendered for no consideration depending on the extent to which the underwriters’ over-allotment option is not exercised. In addition, in order to facilitate our initial business combination or for any other reason determined by our sponsor in its sole discretion, our sponsor may surrender or forfeit, transfer or exchange our founder shares, convertible promissory note, the underlying placement units or any of our other securities, including for no consideration, as well as subject any such securities to earn-outs or other restrictions, or otherwise amend the terms of any such securities or enter into any other arrangements with respect to any such securities. We may also issue Class A ordinary shares upon conversion of the Class B ordinary shares at a ratio greater than one-to-one at the time of our initial business combination as a result of the anti-dilution provisions as set forth therein.